Share-based Compensation (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Options Outstanding
The activities of the options outstanding for the six months ended June 30, 2024 for all stock award plans were as follows:

	Number of Options	Weighted Average Exercise Price Per Share Option
Options outstanding as of December 31, 2023	6,547,621
Granted during the six months ended June 30, 2024	5,933,890	US$1.63
Exercised during the six months ended June 30, 2024	(123,741)	US$0.76
Forfeited during the six months ended June 30, 2024 (i)	(129,438)	US$1.76
Expired during the six months ended June 30, 2024 (i)	(32,603)	US$6.41
Canceled under Zheng Wei Transition Agreement during the six months ended June 30, 2024 (ii)	(568,353)	US$1.73
Options outstanding as of June 30, 2024	11,627,376
Options exercisable as of June 30, 2024	3,814,017
(i)    Forfeited options include unvested options forfeited upon employment termination and expired options include vested options which have expired after their exercise period.
(ii) Canceled options under the Zheng Wei Transition Agreement include the unvested stock awards that will be terminated upon Separation Date as set forth in Note 7(ii).
Summary of Key Assumptions for Options Granted	Key assumptions for the options granted for the periods are set forth below:

June 30,
	2023	2024

Weighted average exercise price during the period	US$1.25	US$1.63
Grant date share price	US$0.99 ~ US$1.29	US$1.18 ~ US$1.79
Risk-free interest rate	3.6%~4.2%	4.2%~4.8%
Expected volatility	59.6%~60.0%	101.9%~104.3%
Expected life	10 years	10 years
Expected early exercise multiple	2.2-2.8	2.2-2.8
Dividend yield	Nil	Nil
Forfeiture rate	*8.5%-12.3%	*5.6%-9.0%
Weighted average fair value of options granted during the period	US$0.72	US$1.23
*Forfeiture rates for executives and directors, and all other employees in six months ended June 30, 2023, were 8.5%~12.3% and 11.7%, respectively. Forfeiture rates for executives and directors, and all other employees in the six months ended June 30, 2024, were 5.6%~9.0% and 7.9%~8.4%, respectively.
Summary of Share-based Compensation Expenses
Share-based compensation expenses included in the interim condensed consolidated statements of (loss) / income for the six months ended June 30, 2023 and 2024 were as follows:

	Six Months Ended June 30,
	2023	2024
(In thousands)
Research and development expenses (Note 7)	$1,093	$847
Administrative expenses (Note 7)	1,207	992
	$2,300	$1,839